Net Loss Per Share (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Net Loss Per Share, Basic and Diluted
The following table sets forth the computation of Angion’s basic and diluted net loss per share attributable to common stockholders, which excludes shares which are legally outstanding but subject to repurchase by Angion (in thousands, except share and per share data):
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Numerator
Net loss attributable to common stockholders	$(8,988)	$(15,704)	$(32,367)	$(69,463)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	30,113,407	29,829,577	30,016,079	27,671,310
Net loss per share attributable to common stockholders, basic and diluted	$(0.30)	$(0.53)	$(1.08)	$(2.51)

The following table sets forth the computation of Angion’s basic and diluted net loss per share attributable to common stockholders, which excludes shares which are legally outstanding but subject to repurchase by Angion (in thousands, except share and per share data):
	Year Ended December 31,
	2021	2020
Numerator
Net loss attributable to common stockholders	$(54,573)	$(80,107)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	28,244,825	14,762,120
Net loss per share attributable to common stockholders, basic and diluted	$(1.93)	$(5.43)

Schedule of Antidilutive Securities Excluded From Computation of Net Loss per Share
The table below provides potentially dilutive securities not included in the calculation of the diluted net loss per share because to do so would be anti-dilutive:
	Nine Months Ended September 30,
	2022	2021
Shares issuable upon exercise of stock options	5,572,641	4,398,898
Shares issuable upon the exercise of warrants	1,148,123	1,148,123
Unvested shares under restricted stock unit grants	16,410	38,472
Unvested shares under restricted stock grants	—	3,645
Total	6,737,174	5,589,138

The table below provides potentially dilutive securities not included in the calculation of the diluted net loss per share because to do so would be anti-dilutive:
	December 31,
	2021	2020
Shares issuable upon exercise of stock options	4,230,162	3,479,731
Shares issuable upon the exercise of warrants	1,148,123	2,739,791
Shares issuable upon conversion of the convertible notes(1)	—	5,603,388
Shares issuable upon conversion of the Series C preferred stock(1)	—	3,920,172
Non-vested shares under restricted stock unit grants	203,015	58,951
Non-vested shares under restricted stock grants	—	14,585
Total	5,581,300	15,816,618

(1)
The number of shares issuable upon conversion of the 2019 Notes, 2020 Notes and Series C preferred stock has been estimated using Angion’s common stock fair value at December 31, 2020, discounted by 20%.